Consolidated Statements of Comprehensive Loss (Parentheticals)	12 Months Ended
	Mar. 31, 2023 ¥ / shares shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2022 ¥ / shares shares	Mar. 31, 2021 ¥ / shares shares
Income Statement [Abstract]
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (7.80)	$ (1.14)	¥ (4.76)	¥ (3.68)
Diluted	11,229,985	11,229,985	8,164,771	4,517,793